Prudential Global Total Return Fund, Inc.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

January 31, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	485(b) Filing for Prudential Global Total Return Fund, Inc. Registration numbers 033-63943 and 811-04661

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates January 31, 2012 as its effective date.

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary